Income Taxes - Schedule of Aggregate Amount and Per Ordinary Share Effect of the Tax Holiday (Details) - CNY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Aggregate Amount and Per Ordinary Share Effect of the Tax Holiday [Abstract]
The aggregate amount of tax holiday and preferential tax rates	¥ 3,037	¥ 4,120	¥ 5,039
The aggregate effect of the above on basic and fully diluted net (loss) income per ordinary share:- Basic	¥ 0.01	¥ 0.02	¥ 0.02
The aggregate effect of the above on basic and fully diluted net (loss) income per ordinary share:- Diluted	¥ 0.01	¥ 0.02	¥ 0.02